Transactions With Related Parties (Details) - Schedule of Personnel Salaries and Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Personnel compensation	$ 21,894	$ 21,652	$ 21,409
Board members’ salaries and expenses	1,796	1,794	1,711
Bonuses or gratifications	19,938	17,814	16,402
Stock-based benefits	1,805	(825)	2,119
Seniority compensation	818	15	2,312
Pension plans	0	0	(1,251)
Training expenses	0	0	38
Health funds	411	393	374
Other personnel expenses	579	755	(386)
Total	$ 47,241	$ 41,598	$ 42,728